Short-term borrowings and long-term debt - Summary of Pledged Assets as Collateral (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Certain Assets Pledged As Collateral For Short Term Borrowings And Long Term Debt [Line Items]
Securities		¥ 4,728
Securities	¥ 77,524	80,328
Securities [member]
Certain Assets Pledged As Collateral For Short Term Borrowings And Long Term Debt [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities	1,597,034	1,678,553
Housing Loans in The Banking Business [member]
Certain Assets Pledged As Collateral For Short Term Borrowings And Long Term Debt [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities	¥ 883,882	¥ 829,659